Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Net operating loss	$ 866,991	$ 0
Deferred tax asset attributable to:
Net operating loss carryover	5,716,044
Sub-total	6,857,926
Valuation allowance	(6,857,926)
Net deferred tax asset	0
Cumulative NOL	31,347,786
ADOMANI, INC. [Member]
Tax Credit Carryforward [Line Items]
Net operating loss		846,276	$ 871,662
Deferred tax asset attributable to:
Net operating loss carryover		5,655,726	4,809,450
Sub-total		5,930,617	5,084,341
Valuation allowance		(5,930,617)	(5,084,341)
Net deferred tax asset		0	0
Cumulative NOL		26,932,029	22,902,141
Cumulative NOL at 21%		5,655,726	4,809,450
Research & Development Tax Credit Carryforward [Member]
Deferred tax asset attributable to:
Research and development tax credit carryforward	$ 274,891
Research & Development Tax Credit Carryforward [Member] | ADOMANI, INC. [Member]
Deferred tax asset attributable to:
Research and development tax credit carryforward		$ 274,891	$ 274,891